Segment Information - Summary of Information on Reportable Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 619,430	$ 8,469	₨ 610,232	₨ 585,845
Other operating income/(loss), net	(81)	(1)	1,144	4,344
Unallocated	5,153		7,732	4,475
Segment Result Total	123,053	1,683	105,730	99,910
Finance expense	(5,088)	(70)	(7,328)	(7,375)
Finance and other income	20,912	286	24,081	22,923
Share of net profit/(loss) of associates accounted for using the equity method	130	2	29	(43)
Profit before tax	139,007	1,901	122,512	115,415
Income tax expense	(30,345)	(415)	(24,799)	(25,242)
Profit for the year	108,662	$ 1,486	97,713	90,173
Depreciation, amortization and impairment	27,656		20,862	19,474
Information Technology Services [member]
Disclosure of operating segments [line items]
Revenue	605,815		593,798	566,657
Other operating income/(loss), net	(81)		1,144	4,344
Segment Result	117,778		98,797	93,603
Unallocated	5,153		7,732	4,475
Segment Result Total	122,850		107,673	102,422
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenue	178,091		176,115	164,321
Segment Result	33,040		27,289	23,020
Information Technology Services [member] | Americas 2 [member]
Disclosure of operating segments [line items]
Revenue	179,821		181,481	168,264
Segment Result	41,589		34,341	29,612
Information Technology Services [member] | Europe [member]
Disclosure of operating segments [line items]
Revenue	165,441		157,526	157,165
Segment Result	31,673		27,617	31,550
Information Technology Services [member] | APMEA [member]
Disclosure of operating segments [line items]
Revenue	82,462		78,676	76,907
Segment Result	11,476		9,550	9,421
Information Technology Products [member]
Disclosure of operating segments [line items]
Revenue	7,685		11,657	14,480
Segment Result	45		(323)	(1,038)
Segment Result Total	45		(323)	(1,038)
India State Run Enterprise (ISRE) [member]
Disclosure of operating segments [line items]
Revenue	8,912		7,950	7,932
Segment Result	1,061		(1,849)	(1,892)
Segment Result Total	1,061		(1,849)	(1,892)
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	622,425		613,401	589,060
Segment Result	117,981		96,854	91,091
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Revenue	13		(4)	(9)
Segment Result	(903)		229	418
Segment Result Total	₨ (903)		₨ 229	₨ 418